Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Deferred Tax Assets (Net) and Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (expense) recognised in profit or loss	₨ (1,593)	$ (19)	₨ (2,797)	₨ (2,091)
Compound financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(12)		134	138
Income / (expense) recognised in profit or loss	85		19	(84)
Income / (expense) recognised in equity	2,631		(165)
Income / (expense) recognised in profit or loss on sale of subsidiary				80
Acquisition of Non-controlling interest	(150)
Closing balance	2,554		(12)	134
Gain / (loss) on mark to market of derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	463		227	(1,671)
Income / (expense) recognised in profit or loss	0		284	(7)
Income / (expense) recognised in OCI	(895)		(48)	1,905
Closing balance	(432)		463	227
Difference in written down value of PPE as per books of account and tax laws
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(62,551)		(49,337)	(40,272)
Income / (expense) recognised in profit or loss	(9,996)		(14,253)	(8,782)
Income / (expense) recognised in profit or loss on sale of subsidiary			1,039	366
Addition through business combination				(649)
Closing balance	(72,547)		(62,551)	(49,337)
Unamortised ancillary borrowing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(223)		(325)	(339)
Income / (expense) recognised in profit or loss	(87)		100	19
Income / (expense) recognised in profit or loss on sale of subsidiary			2
Addition through business combination				(5)
Closing balance	(310)		(223)	(325)
Provision for decommissioning cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	3,434		3,575	3,115
Income / (expense) recognised in profit or loss	878		(141)	482
Income / (expense) recognised in profit or loss on sale of subsidiary				(26)
Addition through business combination				4
Closing balance	4,312		3,434	3,575
Expected credit loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	255		148	44
Income / (expense) recognised in profit or loss	129		117	105
Income / (expense) recognised in profit or loss on sale of subsidiary			(10)	(1)
Closing balance	384		255	148
Fair value gain on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(9)		0	(9)
Income / (expense) recognised in profit or loss	9		(9)	(8)
Income / (expense) recognised in profit or loss on sale of subsidiary				17
Closing balance			(9)	0
Unabsorbed depreciation available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	43,949		33,223	27,695
Income / (expense) recognised in profit or loss	7,253		11,485	5,572
Income / (expense) recognised in profit or loss on sale of subsidiary			(759)	(719)
Addition through business combination				675
Closing balance	51,202		43,949	33,223
Tax Losses available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	425		796	403
Income / (expense) recognised in profit or loss	(346)		(1,099)	732
Income / (expense) recognised in OCI	607		798	(339)
Income / (expense) recognised in profit or loss on sale of subsidiary			(70)	(0)
Closing balance	686		425	796
Minimum alternate tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	1,892		1,353	1,258
Income / (expense) recognised in profit or loss	484		604	95
Income / (expense) recognised in profit or loss on sale of subsidiary			(65)
Closing balance	2,376		1,892	1,353
Provision for operation and maintenance equalisation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	576		695	633
Income / (expense) recognised in profit or loss	(105)		(119)	60
Addition through business combination				2
Closing balance	471		576	695
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	654		210	342
Income / (expense) recognised in profit or loss	70		444	21
Income / (expense) recognised in profit or loss on sale of subsidiary				(157)
Addition through business combination				4
Closing balance	724		654	210
Financial guarantee contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance			24
Income / (expense) recognised in profit or loss			(24)	24
Closing balance				24
Government grant (viability gap funding)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	412		181	244
Income / (expense) recognised in profit or loss	(7)		359	(63)
Income / (expense) recognised in profit or loss on sale of subsidiary			(128)
Closing balance	405		412	181
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(672)		(181)	(321)
Income / (expense) recognised in profit or loss	(172)		(491)	11
Income / (expense) recognised in profit or loss on sale of subsidiary				133
Addition through business combination				(4)
Closing balance	(844)		(672)	(181)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	1		80	39
Income / (expense) recognised in profit or loss	212		(73)	39
Income / (expense) recognised in OCI	(3)		(3)	1
Income / (expense) recognised in profit or loss on sale of subsidiary			(3)
Addition through business combination				1
Closing balance	210		1	80
Deferred Tax Assets Or Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(11,406)		(9,197)	(8,701)
Income / (expense) recognised in profit or loss	(1,593)		(2,797)	(1,784)
Income / (expense) recognised in OCI	(291)		747	1,567
Income / (expense) recognised in equity	2,631		(165)
Income / (expense) recognised in profit or loss on sale of subsidiary			6	(307)
Acquisition of Non-controlling interest	(150)
Addition through business combination				28
Closing balance	₨ (10,809)		₨ (11,406)	₨ (9,197)